Contingent liabilities	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Contingent liabilities
Note 26. Contingent liabilities
The consolidated entity is continuing to prosecute its Intellectual Property (‘IP’) rights against an Austrian company, APOtrend. At 30 June 2018 the Austrian Supreme Court has rendered a final decision on the patent infringement. As a result, Kazia is entitled to make a claim against APOtrend in relation to two of the three products which were the subject of the claim, while for the third product, Kazia’s claim was denied. In respect of this third product, APOtrend is entitled to claim compensation for damages caused by a preliminary injunction. At the date of this report, no claim has been made by either party. Kazia is entitled to access APOtrend’s books to calculate a license fee/other payment claims against APOtrend. Kazia is currently trying to enforce this right in court.
The consolidated entity has provided a guarantee to the value of €250,000 (A$409,098) with the court to provide a security for potential damage claims raised by APOtrend (which is not limited to this amount, however). As at 30 June 2020, the receivable balance continues to be fully impaired on the basis that it is unlikely to be recovered.